RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2022	2021
Accounts receivable (Note 10)	$49.7	$33.3
Contract assets	23.0	14.3
Other non-current assets	12.8	26.4
Accounts payable and accrued liabilities (Note 17)	5.1	5.8
Contract liabilities	46.5	22.0
Other non-current liabilities	1.5	1.5
The Company’s transactions with its equity accounted investees are as follows:

	2022	2021
Revenue	$111.8	$129.2
Purchases	3.5	2.8
Other income	3.8	1.4
The compensation of key management for employee services are as follows:

	2022	2021
Salaries and other short-term employee benefits	$8.4	$6.5
Post-employment benefits – defined benefit plans	2.2	1.6
Share-based payments expense	6.6	24.8
	$17.2	$32.9